Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000008922 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class 1
Trading Symbol	JIEMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class 1/JIEMX)	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 590,940,148
Holdings Count | Holding	126
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$590,940,148
Total number of portfolio holdings	126
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.6%
The Southern Company	2.1%
TotalEnergies SE	1.9%
Alphabet, Inc., Class A	1.9%
MetLife, Inc.	1.8%
The Charles Schwab Corp.	1.7%
JPMorgan Chase & Co.	1.7%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Qualcomm, Inc.	1.6%

Sector Composition
Financials	20.2%
Industrials	15.6%
Health care	12.9%
Information technology	10.8%
Energy	9.3%
Consumer staples	7.5%
Communication services	6.4%
Utilities	6.3%
Consumer discretionary	3.6%
Materials	3.3%
Real estate	3.2%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.6%
The Southern Company	2.1%
TotalEnergies SE	1.9%
Alphabet, Inc., Class A	1.9%
MetLife, Inc.	1.8%
The Charles Schwab Corp.	1.7%
JPMorgan Chase & Co.	1.7%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Qualcomm, Inc.	1.6%

C000153950 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	JHEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class A/JHEIX)	$60	1.14%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%
Net Assets	$ 590,940,148
Holdings Count | Holding	126
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$590,940,148
Total number of portfolio holdings	126
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.6%
The Southern Company	2.1%
TotalEnergies SE	1.9%
Alphabet, Inc., Class A	1.9%
MetLife, Inc.	1.8%
The Charles Schwab Corp.	1.7%
JPMorgan Chase & Co.	1.7%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Qualcomm, Inc.	1.6%

Sector Composition
Financials	20.2%
Industrials	15.6%
Health care	12.9%
Information technology	10.8%
Energy	9.3%
Consumer staples	7.5%
Communication services	6.4%
Utilities	6.3%
Consumer discretionary	3.6%
Materials	3.3%
Real estate	3.2%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.6%
The Southern Company	2.1%
TotalEnergies SE	1.9%
Alphabet, Inc., Class A	1.9%
MetLife, Inc.	1.8%
The Charles Schwab Corp.	1.7%
JPMorgan Chase & Co.	1.7%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Qualcomm, Inc.	1.6%

C000153951 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	JHERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class C/JHERX)	$97	1.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.85%
Net Assets	$ 590,940,148
Holdings Count | Holding	126
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$590,940,148
Total number of portfolio holdings	126
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.6%
The Southern Company	2.1%
TotalEnergies SE	1.9%
Alphabet, Inc., Class A	1.9%
MetLife, Inc.	1.8%
The Charles Schwab Corp.	1.7%
JPMorgan Chase & Co.	1.7%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Qualcomm, Inc.	1.6%

Sector Composition
Financials	20.2%
Industrials	15.6%
Health care	12.9%
Information technology	10.8%
Energy	9.3%
Consumer staples	7.5%
Communication services	6.4%
Utilities	6.3%
Consumer discretionary	3.6%
Materials	3.3%
Real estate	3.2%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.6%
The Southern Company	2.1%
TotalEnergies SE	1.9%
Alphabet, Inc., Class A	1.9%
MetLife, Inc.	1.8%
The Charles Schwab Corp.	1.7%
JPMorgan Chase & Co.	1.7%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Qualcomm, Inc.	1.6%

C000100846 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R4
Trading Symbol	JFARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R4/JFARX)	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Net Assets	$ 522,393,584
Holdings Count | Holding	51
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$522,393,584
Total number of portfolio holdings	51
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

Sector Composition
Information technology	29.4%
Consumer discretionary	17.8%
Health care	17.2%
Communication services	11.0%
Financials	7.3%
Industrials	6.1%
Real estate	4.4%
Energy	3.7%
Consumer staples	2.4%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

C000153970 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R2
Trading Symbol	JFACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R2/JFACX)	$59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
Net Assets	$ 522,393,584
Holdings Count | Holding	51
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$522,393,584
Total number of portfolio holdings	51
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

Sector Composition
Information technology	29.4%
Consumer discretionary	17.8%
Health care	17.2%
Communication services	11.0%
Financials	7.3%
Industrials	6.1%
Real estate	4.4%
Energy	3.7%
Consumer staples	2.4%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

C000153971 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R6
Trading Symbol	JFAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R6/JFAIX)	$35	0.72%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%
Net Assets	$ 522,393,584
Holdings Count | Holding	51
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$522,393,584
Total number of portfolio holdings	51
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

Sector Composition
Information technology	29.4%
Consumer discretionary	17.8%
Health care	17.2%
Communication services	11.0%
Financials	7.3%
Industrials	6.1%
Real estate	4.4%
Energy	3.7%
Consumer staples	2.4%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

C000100841 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class A
Trading Symbol	JFCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class A/JFCAX)	$55	1.12%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%
Net Assets	$ 522,393,584
Holdings Count | Holding	51
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$522,393,584
Total number of portfolio holdings	51
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

Sector Composition
Information technology	29.4%
Consumer discretionary	17.8%
Health care	17.2%
Communication services	11.0%
Financials	7.3%
Industrials	6.1%
Real estate	4.4%
Energy	3.7%
Consumer staples	2.4%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

C000100842 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class C
Trading Symbol	JFCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class C/JFCCX)	$89	1.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.82%
Net Assets	$ 522,393,584
Holdings Count | Holding	51
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$522,393,584
Total number of portfolio holdings	51
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

Sector Composition
Information technology	29.4%
Consumer discretionary	17.8%
Health care	17.2%
Communication services	11.0%
Financials	7.3%
Industrials	6.1%
Real estate	4.4%
Energy	3.7%
Consumer staples	2.4%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

C000100843 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class I
Trading Symbol	JFCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class I/JFCIX)	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
Net Assets	$ 522,393,584
Holdings Count | Holding	51
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$522,393,584
Total number of portfolio holdings	51
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

Sector Composition
Information technology	29.4%
Consumer discretionary	17.8%
Health care	17.2%
Communication services	11.0%
Financials	7.3%
Industrials	6.1%
Real estate	4.4%
Energy	3.7%
Consumer staples	2.4%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

C000107909 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class A
Trading Symbol	JHAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class A/JHAAX)	$89	1.76%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.76%
Net Assets	$ 293,966,450
Holdings Count | Holding	252
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$293,966,450
Total number of portfolio holdings	252
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%

Country Composition
United States	75.7%
France	4.2%
United Kingdom	4.0%
Japan	3.6%
South Korea	1.7%
China	1.6%
Germany	1.6%
Switzerland	1.3%
Netherlands	1.3%
Taiwan	1.0%
Other countries	4.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107910 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class C
Trading Symbol	JHACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class C/JHACX)	$124	2.46%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.46%
Net Assets	$ 293,966,450
Holdings Count | Holding	252
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$293,966,450
Total number of portfolio holdings	252
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%

Country Composition
United States	75.7%
France	4.2%
United Kingdom	4.0%
Japan	3.6%
South Korea	1.7%
China	1.6%
Germany	1.6%
Switzerland	1.3%
Netherlands	1.3%
Taiwan	1.0%
Other countries	4.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107911 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class I
Trading Symbol	JHAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class I/JHAIX)	$74	1.46%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Net Assets	$ 293,966,450
Holdings Count | Holding	252
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$293,966,450
Total number of portfolio holdings	252
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%

Country Composition
United States	75.7%
France	4.2%
United Kingdom	4.0%
Japan	3.6%
South Korea	1.7%
China	1.6%
Germany	1.6%
Switzerland	1.3%
Netherlands	1.3%
Taiwan	1.0%
Other countries	4.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000152692 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R6
Trading Symbol	JGEMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R6/JGEMX)	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 886,810,359
Holdings Count | Holding	65
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

C000152690 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R2
Trading Symbol	JGERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R2/JGERX)	$73	1.37%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.37%
Net Assets	$ 886,810,359
Holdings Count | Holding	65
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

C000152691 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R4
Trading Symbol	JGETX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R4/JGETX)	$60	1.13%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%
Net Assets	$ 886,810,359
Holdings Count | Holding	65
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

C000107913 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class R6
Trading Symbol	JHASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R6/JHASX)	$69	1.36%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%
Net Assets	$ 293,966,450
Holdings Count | Holding	252
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$293,966,450
Total number of portfolio holdings	252
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%

Country Composition
United States	75.7%
France	4.2%
United Kingdom	4.0%
Japan	3.6%
South Korea	1.7%
China	1.6%
Germany	1.6%
Switzerland	1.3%
Netherlands	1.3%
Taiwan	1.0%
Other countries	4.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113522 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class R2
Trading Symbol	JHARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R2/JHARX)	$90	1.77%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.77%
Net Assets	$ 293,966,450
Holdings Count | Holding	252
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$293,966,450
Total number of portfolio holdings	252
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%

Country Composition
United States	75.7%
France	4.2%
United Kingdom	4.0%
Japan	3.6%
South Korea	1.7%
China	1.6%
Germany	1.6%
Switzerland	1.3%
Netherlands	1.3%
Taiwan	1.0%
Other countries	4.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107912 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class NAV)	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 293,966,450
Holdings Count | Holding	252
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$293,966,450
Total number of portfolio holdings	252
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%

Country Composition
United States	75.7%
France	4.2%
United Kingdom	4.0%
Japan	3.6%
South Korea	1.7%
China	1.6%
Germany	1.6%
Switzerland	1.3%
Netherlands	1.3%
Taiwan	1.0%
Other countries	4.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000127063 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class A
Trading Symbol	JHGEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class A/JHGEX)	$68	1.29%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%
Net Assets	$ 886,810,359
Holdings Count | Holding	65
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

C000152689 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class C
Trading Symbol	JGECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class C/JGECX)	$105	1.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.99%
Net Assets	$ 886,810,359
Holdings Count | Holding	65
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

C000127064 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class I
Trading Symbol	JGEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class I/JGEFX)	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Net Assets	$ 886,810,359
Holdings Count | Holding	65
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

C000127065 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class NAV)	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 886,810,359
Holdings Count | Holding	65
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%